SCHEDULE OF RIGHT OF USE ASSET (Details) - USD ($)	Mar. 31, 2026	Jun. 30, 2025	May 04, 2025	Jun. 30, 2024	May 04, 2022
Defined Benefit Plan Disclosure [Line Items]
Office lease	$ 128,327	$ 128,327
Less: accumulated amortization	(81,743)	(68,914)
Right-of-use asset, net	$ 46,584	59,413	$ 62,126	$ 17,799	$ 66,201
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Office lease		128,327		66,201
Less: accumulated amortization		(68,914)		(48,402)
Right-of-use asset, net		$ 59,413		$ 17,799